Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Maximum Exposure to Credit Risk before Collateral Held or Other Credit Enhancements

The following table shows the maximum exposure to credit risk before taking into account any collateral held or other credit enhancements at March 31, 2019 and 2018.

	At March 31,
	2019	2018
	(In millions)
Credit risk exposures relating to assets on the consolidated statements of financial position:
Deposits with banks	¥56,700,489	¥53,992,931
Call loans and bills bought	2,465,745	1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	10,345,994	8,491,703
Trading assets	2,480,903	2,841,148
Derivative financial instruments	3,382,574	3,885,271
Financial assets at fair value through profit or loss	2,620,686	1,528,921
Investment securities:
Debt instruments at amortized cost (At March 31, 2018: Held-to-maturity investments)	318,914	372,459
Debt instruments at FVOCI (At March 31, 2018: Available-for-sale financial assets)	13,333,221	14,282,706
Loans and advances	90,682,938	85,129,070
Other financial assets	3,609,129	3,598,642
Financial assets included in assets held for sale	—	3,099,888
Credit risk exposures relating to off-balance sheet items(1):
Loan commitments	62,724,820	60,107,128
Financial guarantees and other credit-related contingent liabilities	9,409,066	8,426,245

Total	¥258,074,479	¥247,637,992

(1)	The off-balance sheet items represent the nominal amounts of undrawn loan commitments, financial guarantees and other credit-related contingent liabilities.

Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances

The following table shows the financial effect of collateral and other credit enhancements on impaired loans and advances at March 31, 2019. The maximum collateral amounts included in the disclosure are limited to the carrying value of loans and advances where the credit exposure is over-collateralized.

At March 31, 2019
(In millions)
Impaired loans and advances	¥882,018
Financial effect of collateral and other credit enhancements	325,896

The following table shows the financial effect of collateral and other credit enhancements on loans and advances for borrowers requiring caution and impaired loans and advances at March 31, 2018. The maximum collateral amounts included in the disclosure are limited to the carrying value of loans and advances where the credit exposure is over-collateralized.

At March 31, 2018
(In millions)
Loans and advances for borrowers requiring caution and impaired loans and advances	¥1,965,681
Financial effect of collateral and other credit enhancements	959,015

Loans and Advances by Geographical Sector

Geographical sector

	At March 31,
	2019	2018
	(In millions)
Domestic	¥59,856,165	¥57,830,627
Foreign:
Americas	12,382,463	11,221,244
Europe	5,988,133	4,949,471
Asia	9,720,884	8,423,747
Others	3,598,673	3,434,838

Total foreign	31,690,153	28,029,300

Gross loans and advances	91,546,318	85,859,927
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(258,392)	(239,181)
Less: Allowance for loan losses	(604,988)	(491,676)

Carrying amount	¥90,682,938	¥85,129,070

Loans and Advances by Industry Sector

Industry sector

	At March 31,
	2019	2018
	(In millions)
Domestic:
Manufacturing	¥8,522,451	¥7,961,620
Agriculture, forestry, fisheries and mining	288,099	145,957
Construction	918,617	947,765
Transportation, communications and public enterprises	5,596,935	5,424,054
Wholesale and retail	5,281,596	5,288,767
Finance and insurance	3,129,666	2,777,862
Real estate and goods rental and leasing	10,126,531	9,017,664
Services	4,328,173	4,255,228
Municipalities	866,373	1,000,286
Lease financing	9,030	14,629
Consumer(1)	16,187,195	16,363,489
Others	4,601,499	4,633,306

Total domestic	59,856,165	57,830,627

Foreign:
Public sector	360,875	372,008
Financial institutions	5,382,130	4,496,646
Commerce and industry	23,285,374	21,023,885
Lease financing	344,958	357,660
Others	2,316,816	1,779,101

Total foreign	31,690,153	28,029,300

Gross loans and advances	91,546,318	85,859,927
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(258,392)	(239,181)
Less: Allowance for loan losses	(604,988)	(491,676)

Carrying amount	¥90,682,938	¥85,129,070

(1)	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥11,216,711 million and ¥11,482,678 million at March 31, 2019 and 2018, respectively.

Disaggregation of Structured Finance Loans and Advances

Structured finance:

	At March 31,
	2019	2018
	(In millions)
Real estate finance	¥2,493,748	¥2,421,408
Project finance	3,978,779	3,976,222
Other structured finance	387,400	374,430

Total structured finance	¥6,859,927	¥6,772,060

Secured and Unsecured Consumer Loans

Consumer:

	At March 31,
	2019	2018
	(In millions)
Secured loans(1)	¥12,008,728	¥12,255,845
Unsecured loans	4,178,467	4,107,644

Total consumer	¥16,187,195	¥16,363,489

(1)	The secured loans and advances mainly represent housing loans. The housing loan balances amounted to ¥11,216,711 million and ¥11,482,678 million at March 31, 2019 and 2018, respectively.

Summary of Loans and Advances at Amortized Cost

The following tables set out information about the gross carrying amount of financial assets and the exposure to credit risk on loan commitments and financial guarantee contracts by stage allocation and internal rating grades of SMBC. Refer to Note 2 “Summary of Significant Accounting Policies” for information on stage allocation. Also refer to Note 45 “Financial Risk Management” for information on obligor grading system of SMBC.

	At March 31, 2019
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loans and advances at amortized cost:
Normal
J1-6	¥38,708,431	¥191,177	¥—	¥38,899,608
G1-6	24,350,586	508,277	—	24,858,863
Japanese government and local municipal corporations	3,137,657	—	—	3,137,657
Other(1)	22,876,865	75,598	—	22,952,463
Requiring caution
J7	—	460,319	—	460,319
G7	—	171,441	—	171,441
Other(1)	—	183,949	—	183,949
Impaired(2)	—	—	882,018	882,018

Gross loans and advances	89,073,539	1,590,761	882,018	91,546,318
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(258,392)
Less: Allowance for loan losses	(158,094)	(92,446)	(354,448)	(604,988)

Carrying amount				¥90,682,938

(1)	The balance of “Other” includes housing loans, which amounted to ¥11,084,927 million and ¥28,018 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances related to borrowers with obligor grades not higher than 7R.

Modified loans and advances that were subject to lifetime ECL measurement amounted to ¥28,908 million for the fiscal year ended March 31, 2019. The net modification gain or loss is not material.

	At March 31, 2019
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loan commitments and Financial Guarantees(1):
Gross carrying amount	¥28,842,267	¥383,828	¥13,435	¥29,239,530
Allowance for off-balance sheet items	36,795	18,289	5,761	60,845

(1)	Loan commitments are the undrawn components of loan commitments on which ECL can be separately identified from those on the drawn components.

Movements in ECL allowance

The following tables show reconciliations from the opening balance to the closing balance of the ECL allowance by class of financial instrument.

	For the fiscal year ended March 31,
	2019				2018
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total	Total
	(In millions)
Loans and advances at amortized cost(1):
Balance at April 1	¥164,515	¥130,701	¥356,404	¥651,620	¥680,456
Transfer to 12-month ECL	832	(805)	(27)	—	—
Transfer to lifetime ECL not credit-impaired	(1,599)	4,845	(3,246)	—	—
Transfer to lifetime ECL credit-impaired	(1,966)	(10,507)	12,473	—	—

Net transfers between stages	(2,733)	(6,467)	9,200	—	—
Provision (credit) for loan losses(2)	(4,265)	(31,744)	158,936	122,927	126,623
Charge-offs(3)	—	—	180,254	180,254	185,060
Recoveries	—	—	11,042	11,042	10,232

Net charge-offs	—	—	169,212	169,212	174,828
Others	577	(44)	(880)	(347)	(140,575)

Balance at March 31	¥158,094	¥92,446	¥354,448	¥604,988	¥491,676

(1)

“Loans and advances at amortized cost” includes allowance for undrawn components of loan commitments issued to retail customers which cannot be separately identified from that for the drawn components.

(2)	The decrease of allowance of lifetime ECL not credit-impaired is primarily due to certain large borrowers’ improvement of their financial performance.
(3)	Charge-offs for lifetime ECL credit-impaired are primarily related to those for consumer loans.

	For the fiscal year ended March 31, 2019
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total
	(In millions)
Loan commitments and financial guarantees(1):
Balance at April 1	¥35,543	¥23,311	¥6,225	¥65,079
Net transfers between stages	(28)	(228)	256	—
Provision (credit) for off-balance sheet items	2,272	(4,794)	(720)	(3,242)
Others	(992)	—	—	(992)

Balance at March 31	¥36,795	¥18,289	¥5,761	¥60,845

(1)	ECL allowance for loan commitments is that for the undrawn components of loan commitments, which can be separately identified from that for the drawn components.

Summary of Loans and Advances

Loans and advances are summarized as follows:

At March 31,
2018
(In millions)
Neither past due nor impaired	¥84,856,335
Past due but not impaired	124,724
Impaired(1)	878,868

Gross loans and advances	85,859,927
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(239,181)
Less: Allowance for loan losses	(491,676)

Carrying amount	¥85,129,070

(1)

Loans and advances to borrowers who are classified in the borrower categories of substandard borrowers, potentially bankrupt borrowers, effectively bankrupt borrowers, and bankrupt borrowers described in the obligor grading system represent impaired loans and advances.

Loans and Advances Neither Past Due nor Impaired

The following tables show the credit quality of the portfolio of loans and advances that were neither past due nor impaired, by geography and by industry based on the corporate obligor grading system of SMBC at March 31, 2018. Since the internal rating system of SMBC’s consumer portfolio differs from the corporate obligor grading system, the balances of loans and advances to consumers are included in the grade category of “Other.” Additionally, as the SMBC Group’s subsidiaries are adopting various internal rating systems which differ from SMBC, the grade category of “Other” also includes some balances of loans and advances held by those subsidiaries.

	At March 31, 2018
	Normal				Requiring Caution
	J 1-3	J 4-6	Japanese government and local municipal corporations	Other	J 7	Other	Total
	(In millions)
Domestic:
Manufacturing	¥4,275,861	¥2,190,117	¥—	¥1,196,566	¥199,616	¥22,681	¥7,884,841
Agriculture, forestry, fisheries and mining	81,900	42,892	13,973	207	599	—	139,571
Construction	319,394	468,222	—	119,439	26,779	459	934,293
Transportation, communications and public enterprises	4,069,995	1,066,246	86,932	133,132	46,657	148	5,403,110
Wholesale and retail	2,333,434	2,399,747	—	297,583	155,584	1,421	5,187,769
Finance and insurance	1,801,410	349,934	2,785	618,935	1,630	5	2,774,699
Real estate and goods rental and leasing	5,696,289	3,082,764	13,696	95,634	87,218	7	8,975,608
Services	1,599,011	2,355,545	37,693	94,218	96,498	115	4,183,080
Municipalities	—	—	1,000,286	—	—	—	1,000,286
Lease financing	—	—	—	14,629	—	—	14,629
Consumer(1)	—	234	—	15,900,425	1,669	73,180	15,975,508
Others	53,633	2,057,571	1,685,694	728,206	69,005	680	4,594,789

Total domestic	20,230,927	14,013,272	2,841,059	19,198,974	685,255	98,696	57,068,183

	G 1-3	G 4-6	—	Other	G 7	Other	Total
Foreign:
Public sector	191,678	81,448	—	97,890	30	941	371,987
Financial institutions	2,381,927	338,659	—	1,752,693	—	7,891	4,481,170
Commerce and industry	14,009,273	2,425,819	—	4,114,066	222,395	53,793	20,825,346
Lease financing	23,290	—	—	330,406	—	3,964	357,660
Others	1,194,334	161,795	—	383,463	9,964	2,433	1,751,989

Total foreign	17,800,502	3,007,721	—	6,678,518	232,389	69,022	27,788,152

Total	¥38,031,429	¥17,020,993	¥2,841,059	¥25,877,492	¥917,644	¥167,718	¥84,856,335

(1)

The balance in the grade category of “Other” in Consumer includes housing loans, which amounted to ¥11,302,350 million and ¥51,189 million for the borrower category of Normal and Requiring Caution, respectively.

Loans and Advances Past Due but not Impaired by Geography and Industry

The aggregate balances of loans and advances of borrowers with one or more facilities, where any of the facilities are past due for less than three months but not impaired as at March 31, 2018 were ¥163,902 million, respectively. Those aggregate balances therefore include individual loans and advances which are not past due. Thus, in the tables below, the SMBC Group provides the amount of loans and advances where the final payment at contractual maturity is past due, by geography and by industry, at March 31, 2018. For reference, since all the loans and advances that are past due over three months are treated as impaired, those loans and advances are not included in the tables below.

	At March 31, 2018
	Past due up to 1 month	Past due 1-2 months	Past due 2-3 months	Total
	(In millions)
Domestic:
Manufacturing	¥476	¥50	¥—	¥526
Agriculture, forestry, fisheries and mining	—	—	—	—
Construction	1	10	51	62
Transportation, communications and public enterprises	45	—	—	45
Wholesale and retail	2,240	318	21	2,579
Finance and insurance	65	76	—	141
Real estate and goods rental and leasing	73	44	—	117
Services	245	—	—	245
Lease financing	—	—	—	—
Consumer	55,020	10,298	3,378	68,696
Others	2,791	44	21	2,856

Total domestic	60,956	10,840	3,471	75,267

Foreign:
Financial institutions	11,934	165	1,548	13,647
Commerce and industry	14,822	2,705	13,554	31,081
Others	2,402	1,676	651	4,729

Total foreign	29,158	4,546	15,753	49,457

Total	¥90,114	¥15,386	¥19,224	¥124,724

Impaired Loans and Advances by Geography and Industry

The following table shows the impaired loans and advances, by geography and by industry, at March 31, 2018.

At March 31,
2018
(In millions)
Domestic:
Manufacturing	¥76,253
Agriculture, forestry, fisheries and mining	6,386
Construction	13,410
Transportation, communications and public enterprises	20,899
Wholesale and retail	98,419
Finance and insurance	3,022
Real estate and goods rental and leasing	41,939
Services	71,903
Lease financing	—
Consumer	319,285
Others	35,661

Total domestic	687,177

Foreign:
Public sector	21
Financial institutions	1,829
Commerce and industry	167,458
Lease financing	—
Others	22,383

Total foreign	191,691

Total impaired loans and advances before allowance for loan losses	878,868

Less: Allowance for loan losses for impaired loans and advances	(369,386)

Net impaired loans and advances	¥509,482

Loans and Advances Whose Terms Have Been Renegotiated

The following table shows loans and advances at March 31 2018 that would otherwise be past due or impaired, but whose terms have been renegotiated without providing any financial concessions. These loans and advances are mainly classified as requiring caution in the table of “Loans and advances neither past due nor impaired” in the section “Loans and advances by credit quality category.”

The SMBC Group continually assesses the creditworthiness of a borrower for whom terms of the loans and advances have been renegotiated, taking into account the actual state of the borrower’s financial position and qualitative factors. Further details are described in “Credit risk evaluation” in the section “Credit risk management methods.” Loans and advances whose terms have been renegotiated and financial concessions have been provided are reported as impaired and included in the table of “Impaired loans and advances” in the section “Loans and advances by credit quality category.”

At March 31,
2018
(In millions)
Renegotiated loans and advances	¥292,466

Trading Assets and Investment Securities Based on External Rating System

The following table shows an analysis of trading assets, financial assets at fair value through profit or loss and debt instruments at amortized cost (held-to-maturity investments at March 31, 2018) and at fair value through other comprehensive income (available-for-sale financial assets at March 31, 2018) based on the external rating system at March 31, 2019 and 2018, excluding instruments with equity features. Collateral is generally not obtained directly from the issuers.

	At March 31, 2019
	Trading assets(1)	Financial assets at fair value through profit or loss(1)	Debt instruments at amortized cost(1)(2)	Debt instruments at fair value through other comprehensive income(1)(2)
	(In millions)
AAA	¥242,984	¥12,537	¥—	¥6,520,641
AA- to AA+	1,907,495	1,254,294	280,246	5,930,057
A- to A+	182,306	29,233	203	235,065
Lower than A-	80,851	165,108	38,387	642,091
Unrated	4,652	568	78	15,313

Total	¥2,418,288	¥1,461,740	¥318,914	¥13,343,167

(1)

The amounts represent fair value for trading assets and financial assets at fair value through profit or loss, whereas they represent the gross carrying amount for debt instruments at amortized cost and at fair value through other comprehensive income.

(2)	There were no debt instruments at amortized cost or debt instruments at fair value through other comprehensive income subject to lifetime ECL at March 31, 2019.

	At March 31, 2018
	Trading assets(1)	Financial assets at fair value through profit or loss(1)	Held-to-maturity investments (1)	Available-for-sale financial assets(1)(2)
	(In millions)
AAA	¥190,650	¥—	¥—	¥4,865,723
AA- to AA+	2,399,644	1,518,748	372,459	8,538,879
A- to A+	192,943	—	—	276,042
Lower than A-	56,458	—	—	532,626
Unrated	1,453	10,173	—	69,436

Total	¥2,841,148	¥1,528,921	¥372,459	¥14,282,706

(1)	The amounts represent carrying amounts.
(2)	Impaired available-for-sale financial assets with a carrying amount of ¥154 million at March 31, 2018 are included.

VaR by Risk Category

The following tables show the SMBC Group’s VaR by risk category and these figures are prepared based on the internal reporting provided to management. The SMBC Group’s material market risk exposure categories consist of interest rate risk, foreign exchange risk, equities and commodities risk and others. The section headed “VaR for Trading Activity” shows VaR for instruments entered into for trading purposes and the VaR model for the trading book includes principal consolidated subsidiaries. The section headed “VaR for Non-Trading Activity” shows VaR for instruments entered into for purposes other than trading purposes. “Strategic Shareholding Investment” in the “VaR for Non-Trading Activity” section is a portfolio that consists principally of publicly traded Japanese equities. This portfolio, like that of other financial institutions in Japan, has historically included shares of the SMBC Group’s customers.

(a)	VaR for Trading Activity

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total(1)
	(In billions)
For the fiscal year ended March 31, 2019:
SMBC Consolidated
Maximum	¥5.7	¥6.2	¥3.2	¥4.6	¥13.5
Minimum	2.3	3.0	0.0	3.0	5.7
Daily average	4.0	4.1	0.8	3.8	7.6
At March 31, 2019	4.5	4.7	0.1	3.8	6.6
SMFG Consolidated
Maximum	¥19.0	¥6.9	¥17.1	¥4.6	¥33.0
Minimum	8.5	3.2	1.7	3.0	14.7
Daily average	12.8	4.4	3.9	3.8	19.7
At March 31, 2019	10.5	5.1	3.9	3.8	16.4

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total(1)
	(In billions)
For the fiscal year ended March 31, 2018:
SMBC Consolidated
Maximum	¥3.2	¥4.3	¥3.9	¥3.6	¥11.2
Minimum	1.3	1.2	0.0	1.4	3.5
Daily average	2.1	2.4	1.5	2.3	7.2
At March 31, 2018	2.6	3.6	0.0	3.2	8.1
SMFG Consolidated
Maximum	¥30.9	¥5.0	¥11.4	¥3.6	¥39.5
Minimum	6.7	1.5	4.3	1.4	14.5
Daily average	12.3	3.0	6.3	2.3	22.1
At March 31, 2018	11.3	4.3	4.3	3.2	21.5

(1)

Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the trading book. For certain subsidiaries, the SMBC Group employs the standardized method and/or the historical simulation method for the VaR calculation method.

(b)	VaR for Non-Trading Activity

(i)	Banking

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total(1)
	(In billions)
For the fiscal year ended March 31, 2019:
SMBC Consolidated
Maximum	¥37.4	¥0.0	¥33.7	¥0.0	¥48.4
Minimum	27.4	0.0	17.8	0.0	36.0
Daily average	31.1	0.0	24.3	0.0	40.4
At March 31, 2019	37.2	0.0	19.8	0.0	43.9
SMFG Consolidated
Maximum	¥38.4	¥0.0	¥33.7	¥0.0	¥50.6
Minimum	28.4	0.0	17.8	0.0	37.0
Daily average	33.0	0.0	24.3	0.0	42.3
At March 31, 2019	38.2	0.0	19.8	0.0	44.8

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total(1)
	(In billions)
For the fiscal year ended March 31, 2018:
SMBC Consolidated
Maximum	¥31.5	¥0.0	¥39.9	¥0.0	¥54.5
Minimum	25.2	0.0	21.5	0.0	38.0
Daily average	27.4	0.0	30.4	0.0	44.4
At March 31, 2018	31.3	0.0	28.1	0.0	45.7
SMFG Consolidated
Maximum	¥34.0	¥0.0	¥39.9	¥0.0	¥57.0
Minimum	27.8	0.0	21.6	0.0	40.8
Daily average	30.2	0.0	30.5	0.0	47.2
At March 31, 2018	33.7	0.0	28.1	0.0	48.2

(1)	Total for “Maximum,” “Minimum,” and “Daily average” represent the maximum, minimum and daily average of the total of the banking book.

(ii)	Strategic Shareholding Investment

Equities risk
(In billions)
For the fiscal year ended March 31, 2019:
SMBC Consolidated
Maximum	¥1,430.4
Minimum	980.0
Daily average	1,246.6
At March 31, 2019	1,006.3

SMFG Consolidated
Maximum	¥1,622.5
Minimum	1,114.8
Daily average	1,414.6
At March 31, 2019	1,156.0

Equities risk
(In billions)
For the fiscal year ended March 31, 2018:
SMBC Consolidated
Maximum	¥1,622.9
Minimum	1,309.8
Daily average	1,456.6
At March 31, 2018	1,389.4

SMFG Consolidated
Maximum	¥1,855.9
Minimum	1,488.1
Daily average	1,664.2
At March 31, 2018	1,603.6

Maturity Analysis of Contractual Undiscounted Cash Flows for Financial Liabilities

The following tables show a maturity analysis of the contractual undiscounted cash flows for financial liabilities at March 31, 2019 and 2018. The amount of interest on debt instruments is not included in the maturity tables below due to its insignificance.

	At March 31, 2019
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Non-derivative financial instruments:
Deposits	¥86,004,575	¥30,361,892	¥13,281,352	¥3,488,163	¥605,331	¥662,673	¥134,403,986
Call money and bills sold	—	1,276,943	30,836	—	—	—	1,307,779
Repurchase agreements and cash collateral on securities lent	146,936	12,740,313	—	—	—	—	12,887,249
Trading liabilities	1,998,694	—	—	—	—	—	1,998,694
Borrowings	210,667	523,079	7,972,114	721,554	666,649	2,041,699	12,135,762
Debt securities in issue	—	2,206,942	1,320,643	2,472,492	1,885,833	3,301,299	11,187,209
Lease payable	—	2,220	6,258	12,024	7,368	5,322	33,192
Other financial liabilities	2,461,381	3,128,040	4,474	—	—	2,618	5,596,513
Off balance sheet items:
Loan commitments	62,724,820	—	—	—	—	—	62,724,820
Financial guarantee contracts	9,409,066	—	—	—	—	—	9,409,066

Total non-derivative financial instruments	¥162,956,139	¥50,239,429	¥22,615,677	¥6,694,233	¥3,165,181	¥6,013,611	¥251,684,270

Derivative financial instruments	¥3,051,773	¥—	¥—	¥—	¥—	¥—	¥3,051,773

	At March 31, 2018
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Non-derivative financial instruments:
Deposits	¥79,239,076	¥31,907,636	¥12,755,005	¥3,189,790	¥701,374	¥654,717	¥128,447,598
Call money and bills sold	47,942	1,141,653	1,334	—	—	—	1,190,929
Repurchase agreements and cash collateral on securities lent	20,833	12,001,760	—	—	—	—	12,022,593
Trading liabilities	2,143,899	—	—	—	—	—	2,143,899
Borrowings	61,205	435,708	6,765,228	601,326	652,481	2,126,169	10,642,117
Debt securities in issue	—	2,407,601	950,334	1,818,271	2,185,578	3,227,737	10,589,521
Lease payable	—	683	1,884	2,999	1,665	3,086	10,317
Other financial liabilities	2,554,069	4,129,478	4,342	139	—	3,014	6,691,042
Off balance sheet items:
Loan commitments	60,107,128	—	—	—	—	—	60,107,128
Financial guarantee contracts	8,426,245	—	—	—	—	—	8,426,245

Total non-derivative financial instruments	¥152,600,397	¥52,024,519	¥20,478,127	¥5,612,525	¥3,541,098	¥6,014,723	¥240,271,389

Derivative financial instruments	¥3,498,016	¥—	¥—	¥—	¥—	¥—	¥3,498,016

Notes:

1.

Embedded derivatives which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position are not included in the contractual tables above as they relate to the interest cash flow of the host contract, which are also not included in the tables above.

2.	Derivative financial instruments are recorded at fair value and included in the column “On demand.”

Balance of Loans and Advances and Deposits

The following table presents the balance of loans and advances, and deposits at March 31, 2019 and 2018. The balance of deposits, which was mainly composed of individual customer deposits at March 31, 2019 and 2018, exceeded the balance of loans and advances at the same time due to the stable deposit base in Japan.

	At March 31,
	2019	2018
	(In millions)
Loans and advances	¥90,682,938	¥85,129,070
Deposits	134,404,652	128,461,527

Deposits by Domestic and Foreign Offices

The following table presents a breakdown of deposits by domestic and foreign offices. Domestic inter-bank money is classified as “Call money and bills sold” and not included in “Deposits” in the consolidated statements of financial position. Over half of domestic deposits is composed of individual customer deposits.

	At March 31,
	2019	2018
	(In millions)
Domestic offices:
Non-interest-bearing demand deposits	¥21,376,082	¥20,370,064
Interest-bearing demand deposits	53,490,445	49,580,166
Deposits at notice	853,344	855,978
Time deposits	17,885,860	18,185,591
Negotiable certificates of deposit	4,962,651	5,408,021
Others	7,317,912	7,338,619

Total domestic offices	105,886,294	101,738,439

Foreign offices:
Non-interest-bearing demand deposits	1,218,145	1,241,450
Interest-bearing demand deposits	2,714,951	2,574,099
Deposits at notice	10,316,612	9,499,686
Time deposits	7,875,029	7,469,541
Negotiable certificates of deposit	6,202,836	5,812,264
Others	190,785	126,048

Total foreign offices	28,518,358	26,723,088

Total deposits	¥134,404,652	¥128,461,527

Regulatory Capital Requirements

The table below presents the SMBC Group’s total capital ratio, total capital and risk-weighted assets under Japanese GAAP at March 31, 2019 and 2018 based on the Basel III rules.

	At March 31,
	2019	2018
	(In billions, except percentages)
SMFG Consolidated:
Total risk-weighted capital ratio	20.76%	19.36%
Tier 1 risk-weighted capital ratio	18.19%	16.69%
Common Equity Tier 1 risk-weighted capital ratio	16.37%	14.50%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥12,240.5	¥12,304.1
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	10,727.2	10,610.2
Common Equity Tier 1 capital	9,654.5	9,217.4
Risk-weighted assets	58,942.8	63,540.3
The amount of minimum total capital requirements(1)	4,715.4	5,083.2

(1)	The amount of minimum total capital requirements is calculated by multiplying risk-weighted assets by 8%.